Share-based compensation Share options outstanding (Details) - R$ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining selling period	4 years 3 months 18 days	5 years 3 months 18 days
First Share Option Plan
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining vesting period	1 year 2 months 12 days	1 year 3 months 18 days
Weighted average remaining expiring period	2 years 3 months 18 days	3 years 3 months 18 days
Expected selling / repurchase price	R$ 548.49	R$ 90.72
Second Share Option Plan
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining vesting period	5 years	1 year 2 months 12 days
Weighted average remaining expiring period	7 years 8 months 12 days	2 years 3 months 18 days
Purchase option exercise price range	R$ 83.48	R$ 33.76
Bottom of range | First Share Option Plan
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Purchase option exercise price range	56.11	33.76
Top of range | First Share Option Plan
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Purchase option exercise price range	R$ 71.62	R$ 100.69